Putnam Mortgage Securities Fund
The fund's portfolio
6/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (115.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (53.2%)
Government National Mortgage Association Adjustable Rate Mortgages (1 Yr Monthly Treasury Average CMT Index + 1.50%), 3.75%, 7/20/26	$9,260	$9,407
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	41,070	47,282
6.00%, 1/15/29	1	2
5.50%, with due dates from 8/15/35 to 5/20/49	253,943	276,696
5.00%, TBA, 7/1/49	56,500,000	59,060,156
5.00%, 6/20/49(FWC)	319,000	340,931
5.00%, with due dates from 5/20/49 to 6/20/49	1,001,350	1,062,800
5.00%, 5/20/49(FWC)	319,000	341,642
4.70%, with due dates from 5/20/67 to 8/20/67	653,279	729,225
4.667%, 9/20/65	149,130	161,197
4.627%, 6/20/67	720,127	800,241
4.508%, 3/20/67	590,218	651,454
4.50%, TBA, 7/1/49	70,000,000	72,969,533
4.50%, 6/20/49(FWC)	220,000	233,527
4.50%, 6/20/49(FWC)	220,000	233,045
4.50%, with due dates from 2/20/34 to 6/20/49	20,466,645	21,736,507
4.322%, 5/20/67	212,308	234,335
4.00%, TBA, 7/1/49	66,000,000	68,423,441
4.00%, with due dates from 7/20/44 to 5/20/46	39,506,923	41,493,894
3.50%, TBA, 7/1/49	71,000,000	73,340,785
3.50%, 12/20/48(FWC)	612,543	632,988
3.50%, with due dates from 10/15/42 to 5/20/46	52,204,010	54,203,473
3.50%, 2/20/48(FWC)	187,458	193,817
3.00%, TBA, 7/1/49	88,000,000	89,911,254
3.00%, with due dates from 3/20/43 to 10/20/44	2,123,278	2,174,940

		489,262,572
U.S. Government Agency Mortgage Obligations (61.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	182,102	206,250
6.00%, 9/1/21	878	902
5.50%, with due dates from 7/1/19 to 8/1/19	52	52
5.00%, 4/1/49	87,820	94,717
4.50%, with due dates from 1/1/37 to 6/1/37	143,895	155,222
3.00%, 4/1/27(i)	3,022,633	3,093,738
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 4/1/21 to 8/1/22	122,410	125,883
5.50%, with due dates from 12/1/19 to 1/1/21	17,348	17,603
5.00%, with due dates from 3/1/21 to 5/1/49	267,113	287,887
4.50%, with due dates from 3/1/39 to 5/1/49	1,357,858	1,437,297
4.00%, with due dates from 7/1/20 to 9/1/46	12,659,316	13,365,746
3.50%, with due dates from 5/1/56 to 1/1/57	15,485,670	16,046,725
3.50%, with due dates from 10/1/44 to 1/1/47	14,471,789	14,990,831
2.50%, 3/1/43	54,020,160	53,918,526
Uniform Mortgage Backed Securities
6.00%, TBA, 8/1/49	11,400,000	12,470,531
6.00%, TBA, 7/1/49	11,400,000	12,479,438
5.50%, TBA, 8/1/49	52,000,000	55,473,439
5.50%, TBA, 7/1/49	52,000,000	55,445,000
4.50%, TBA, 7/1/49	35,000,000	36,572,267
4.00%, TBA, 8/1/49	20,000,000	20,670,312
4.00%, TBA, 7/1/49	33,000,000	34,106,015
3.50%, TBA, 8/1/49	5,000,000	5,110,742
3.50%, TBA, 7/1/49	5,000,000	5,112,110
3.00%, TBA, 8/1/49	113,000,000	113,869,569
3.00%, TBA, 7/1/49	113,000,000	113,962,263

		569,013,065

Total U.S. government and agency mortgage obligations (cost $1,053,684,110)		$1,058,275,637

U.S. TREASURY OBLIGATIONS (0.3%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 1/31/24(i)	$2,718,000	$2,802,530
2.125%, 2/29/24(i)	170,000	174,019

Total U.S. treasury obligations (cost $2,976,549)		$2,976,549

MORTGAGE-BACKED SECURITIES (65.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (39.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 16.159%, 4/15/37	$312,680	$497,735
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 15.641%, 5/15/35	1,148,307	1,673,908
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.018%, 11/15/35	648,799	1,001,753
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.374%, 12/15/36	215,268	303,105
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.677%, 3/15/35	2,703,314	3,544,563
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.826%, 6/15/34	1,041,521	1,217,710
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.154%, 10/25/24	935,519	1,015,724
Structured Agency Credit Risk Debt Notes FRB Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.954%, 10/25/24	2,282,147	2,455,289
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	4,887,921	835,879
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,586,882	372,469
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	3,398,495	382,382
FRB Ser. 57, Class 2A1, 4.129%, 7/25/43(WAC)	16,312	17,598
FRB Ser. 59, Class 2A1, 4.026%, 10/25/43(WAC)	9,827	10,656
Ser. 4546, Class PI, IO, 4.00%, 12/15/45	13,464,177	2,146,648
Ser. 4601, Class IC, IO, 4.00%, 12/15/45	9,722,830	1,114,888
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	7,524,902	1,142,754
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	6,450,824	1,056,000
Ser. 4425, IO, 4.00%, 1/15/45	8,365,257	1,280,554
Ser. 4425, Class EI, IO, 4.00%, 1/15/45	10,075,611	1,538,747
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	7,348,604	1,507,698
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	14,379,626	1,344,078
Ser. 4019, Class JI, IO, 4.00%, 5/15/41	6,813,494	744,238
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	5,573,175	226,288
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	3,189,469	313,106
IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.856%, 11/15/42	5,992,669	588,352
IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.756%, 2/15/45	10,152,476	1,732,551
Ser. 4621, Class QI, IO, 3.50%, 10/15/46	23,488,983	3,149,638
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	5,004,206	728,822
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	8,731,034	983,220
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	4,675,953	166,581
Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,717,354	134,531
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	9,428,751	1,019,484
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	8,071,313	758,493
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	14,091,377	1,204,954
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	15,983,821	1,265,056
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	10,403,738	857,005
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	6,370,485	461,860
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	8,678,146	558,151
FRB Ser. 8, Class A9, IO, 0.424%, 11/15/28(WAC)	968,157	13,312
FRB Ser. 59, Class 1AX, IO, 0.28%, 10/25/43(WAC)	3,087,907	30,397
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	4,904,887	35,256
Ser. 315, PO, zero %, 9/15/43	15,700,210	13,390,150
Ser. 3835, Class FO, PO, zero %, 4/15/41	2,985,311	2,656,309
Ser. 3369, Class BO, PO, zero %, 9/15/37	4,409	3,839
Ser. 3391, PO, zero %, 4/15/37	56,571	49,592
Ser. 3300, PO, zero %, 2/15/37	65,028	56,951
Ser. 3314, PO, zero %, 11/15/36	4,888	4,831
Ser. 3206, Class EO, PO, zero %, 8/15/36	3,003	2,686
Ser. 3175, Class MO, PO, zero %, 6/15/36	40,388	35,406
Ser. 3210, PO, zero %, 5/15/36	7,862	7,377
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	30,876	24,870
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	21,049	16,733
Federal Home Loan Mortgage Corporation Structured Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 6.204%, 3/25/25	810,836	840,366
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 25.474%, 7/25/36	364,495	634,633
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.751%, 3/25/36	467,949	753,318
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 15.478%, 5/25/35	771,253	1,052,855
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.384%, 6/25/37	585,400	892,178
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 14.685%, 11/25/35	396,446	530,923
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 14.467%, 2/25/38	2,083,758	2,719,410
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.037%, 8/25/35	261,372	344,272
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 12.669%, 12/25/35	707,352	937,753
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.143%, 11/25/34	167,739	196,455
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.091%, 5/25/40	1,324,288	1,556,021
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	10,895,145	2,475,126
FRB Ser. 03-W11, Class A1, 5.746%, 6/25/33(WAC)	367	383
FRB Ser. 04-W7, Class A2, 5.539%, 3/25/34(WAC)	4,670	5,157
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	8,198,798	1,613,031
Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	9,596,287	1,991,518
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	20,585,832	3,289,124
Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	14,304,172	2,243,380
Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	11,597,087	2,279,987
Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	14,219,430	2,239,107
FRB Ser. 03-W14, Class 2A, 4.605%, 1/25/43(WAC)	14,182	14,840
FRB Ser. 04-W2, Class 4A, 4.39%, 2/25/44(WAC)	9,799	10,109
FRB Ser. 03-W3, Class 1A4, 4.219%, 8/25/42(WAC)	29,712	31,210
IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.196%, 10/25/41	1,546,927	225,542
Ser. 15-83, IO, 4.00%, 10/25/43	5,840,926	854,235
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	6,418,698	954,969
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	4,374,729	338,468
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	7,708,460	710,315
IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.846%, 7/25/48	9,221,377	1,552,050
IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.846%, 6/25/48	29,082,647	4,875,174
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.696%, 11/25/46	31,387,429	5,538,475
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.696%, 11/25/46	46,043,944	7,107,297
IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.696%, 8/25/46	21,191,272	3,040,581
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	25,836,181	3,564,101
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	10,198,747	1,283,065
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	3,125,361	317,162
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	9,017,681	1,440,367
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	12,412,102	1,643,144
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	6,466,162	565,718
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	12,212,298	1,122,005
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	6,382,662	569,787
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	4,706,149	243,186
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	4,216,871	229,828
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	9,099,905	518,575
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	7,762,797	568,299
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	5,623,479	208,463
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	7,590,150	293,034
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	5,530,862	226,760
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	8,059,788	550,766
FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 2.68%, 8/27/36	25,120,382	24,152,119
Ser. 98-W5, Class X, IO, 0.788%, 7/25/28(WAC)	1,804,426	51,877
Ser. 98-W2, Class X, IO, 0.642%, 6/25/28(WAC)	6,394,440	207,819
FRB Ser. 01-50, Class B1, IO, 0.38%, 10/25/41(WAC)	3,580,561	15,386
Ser. 01-79, Class BI, IO, 0.283%, 3/25/45(WAC)	1,973,010	16,725
Ser. 03-34, Class P1, PO, zero %, 4/25/43	76,461	63,462
Ser. 08-53, Class DO, PO, zero %, 7/25/38	223,915	207,450
Ser. 07-64, Class LO, PO, zero %, 7/25/37	28,812	26,842
Ser. 07-44, Class CO, PO, zero %, 5/25/37	117,372	100,310
Ser. 07-14, Class KO, PO, zero %, 3/25/37	7,187	6,240
Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,706	1,500
Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,282	2,051
Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,391	2,944
Ser. 08-36, Class OV, PO, zero %, 1/25/36	35,448	31,520
Federal National Mortgage Association
Ser. 17-66, IO, 4.50%, 9/25/47	12,137,635	2,201,932
IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.846%, 3/25/48	13,590,925	2,431,416
IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.746%, 11/25/46	27,035,461	4,754,186
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	7,327,363	1,602,861
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	7,368,041	1,496,734
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	274,919	34,654
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	9,835,070	2,056,120
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	6,324,839	1,244,918
Ser. 14-76, IO, 5.00%, 5/20/44	5,830,060	1,177,704
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	7,358,591	1,243,620
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	3,300,786	700,737
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	16,639,728	3,469,550
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,871,136	595,382
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	13,695,804	2,906,346
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	8,150,429	1,688,035
Ser. 18-1, IO, 4.50%, 1/20/48	12,893,900	2,516,408
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	3,078,622	323,009
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	10,296,042	1,968,249
Ser. 12-129, IO, 4.50%, 11/16/42	5,392,987	1,161,649
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	2,701,559	534,763
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	9,622,865	1,678,581
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	13,574,470	2,545,077
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	3,807,731	705,502
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,250,067	428,055
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	8,604,286	1,789,107
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.317%, 12/20/43	7,859,877	1,566,631
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.311%, 11/16/36	2,232,625	73,007
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.217%, 4/20/38	9,618,909	2,019,971
Ser. 16-69, IO, 4.00%, 5/20/46	4,027,585	614,489
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	8,565,099	1,393,913
Ser. 15-94, IO, 4.00%, 7/20/45	19,057,767	3,779,708
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	7,221,368	1,417,576
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,570,736	288,837
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	13,412,866	1,299,514
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	9,348,166	1,898,519
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	3,464,574	576,761
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	8,570,850	1,552,939
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	14,914,370	2,858,786
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,950,574	690,910
Ser. 14-104, IO, 4.00%, 3/20/42	10,056,745	1,547,029
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	3,782,693	238,120
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	1,672,156	99,466
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	3,572,834	154,764
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	11,633,707	1,273,491
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.817%, 6/20/48	13,226,136	1,802,061
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.817%, 6/20/43	19,838,306	3,479,835
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.767%, 2/20/40	1,305,264	224,793
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.756%, 1/16/44	11,925,175	1,930,616
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.639%, 6/20/49	1,063,000	147,491
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	14,702,764	969,530
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	9,298,510	1,061,425
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	10,997,285	1,353,436
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	10,595,330	1,296,869
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	4,866,385	641,827
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	4,231,122	543,318
Ser. 12-136, IO, 3.50%, 11/20/42	9,862,669	1,718,934
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	23,801,943	1,926,767
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	3,708,101	303,812
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	7,948,374	847,003
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	9,024,349	515,424
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	11,047,761	806,582
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	3,416,520	265,959
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	6,197,688	405,512
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.217%, 8/20/44	9,825,887	1,461,601
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	11,354,387	593,380
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	4,768,729	278,961
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	5,162,217	464,212
Ser. 16-H13, Class IK, IO, 2.611%, 6/20/66(WAC)	23,192,398	2,928,040
Ser. 15-H22, Class GI, IO, 2.575%, 9/20/65(WAC)	20,775,474	2,451,506
Ser. 17-H03, Class KI, IO, 2.543%, 1/20/67(WAC)	27,593,913	3,602,137
Ser. 17-H04, Class BI, IO, 2.541%, 2/20/67(WAC)	18,612,572	2,489,431
Ser. 17-H08, Class EI, IO, 2.428%, 2/20/67(WAC)	20,116,930	2,590,055
Ser. 17-H08, Class GI, IO, 2.425%, 2/20/67(WAC)	18,033,167	2,659,892
Ser. 16-H04, Class HI, IO, 2.375%, 7/20/65(WAC)	17,774,481	1,541,047
Ser. 16-H18, Class QI, IO, 2.374%, 6/20/66(WAC)	23,811,329	2,830,500
Ser. 16-H24, Class KI, IO, 2.365%, 11/20/66(WAC)	12,147,290	1,579,148
Ser. 18-H02, IO, 2.361%, 1/20/68(WAC)	10,997,444	1,407,079
Ser. 18-H02, Class IM, IO, 2.341%, 2/20/68(WAC)	14,011,144	2,066,644
Ser. 16-H27, Class GI, IO, 2.313%, 12/20/66(WAC)	27,768,243	3,558,473
Ser. 17-H06, Class MI, IO, 2.304%, 2/20/67(WAC)	30,521,544	3,433,979
Ser. 17-H14, Class LI, IO, 2.294%, 6/20/67(WAC)	11,979,034	1,452,458
Ser. 18-H05, Class ID, IO, 2.284%, 3/20/68(WAC)	10,288,997	1,389,015
Ser. 16-H07, Class PI, IO, 2.279%, 3/20/66(WAC)	36,980,774	4,299,015
Ser. 18-H04, Class JI, IO, 2.255%, 3/20/68(WAC)	22,453,872	2,788,771
Ser. 16-H23, Class NI, IO, 2.254%, 10/20/66(WAC)	40,072,778	4,516,202
Ser. 18-H01, Class XI, IO, 2.248%, 1/20/68(WAC)	19,533,923	3,027,758
Ser. 17-H08, Class NI, IO, 2.23%, 3/20/67(WAC)	18,247,332	2,021,804
Ser. 17-H25, Class AI, IO, 2.223%, 12/20/67(WAC)	9,655,404	1,146,579
Ser. 17-H25, Class CI, IO, 2.215%, 12/20/67(WAC)	24,532,082	3,618,482
Ser. 17-H14, Class JI, IO, 2.21%, 6/20/67(WAC)	8,770,816	1,282,732
Ser. 17-H03, Class CI, IO, 2.192%, 12/20/66(WAC)	14,834,877	1,817,272
Ser. 16-H24, Class JI, IO, 2.19%, 11/20/66(WAC)	6,499,409	804,302
Ser. 17-H20, Class AI, IO, 2.157%, 10/20/67(WAC)	35,628,411	4,653,961
Ser. 16-H17, Class DI, IO, 2.126%, 7/20/66(WAC)	25,182,433	2,480,822
Ser. 16-H03, Class AI, IO, 2.115%, 1/20/66(WAC)	19,761,716	1,852,661
Ser. 16-H24, IO, 2.106%, 9/20/66(WAC)	19,274,417	2,144,279
Ser. 16-H11, Class HI, IO, 2.098%, 1/20/66(WAC)	58,816,412	5,146,436
Ser. 16-H06, Class HI, IO, 2.076%, 2/20/66	18,854,106	1,619,926
Ser. 16-H14, Class AI, IO, 2.071%, 6/20/66(WAC)	18,154,185	1,886,093
Ser. 16-H01, Class HI, IO, 2.067%, 10/20/65(WAC)	11,794,093	887,647
Ser. 15-H10, Class HI, IO, 2.057%, 4/20/65(WAC)	28,712,493	2,520,957
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65(WAC)	23,724,969	1,536,049
FRB Ser. 15-H16, Class XI, IO, 2.008%, 7/20/65(WAC)	13,741,670	1,440,127
Ser. 16-H06, Class AI, IO, 1.995%, 2/20/66	14,322,919	1,310,275
Ser. 15-H20, Class CI, IO, 1.977%, 8/20/65(WAC)	30,134,743	3,052,408
Ser. 15-H13, Class AI, IO, 1.931%, 6/20/65(WAC)	23,515,037	2,263,322
Ser. 15-H23, Class TI, IO, 1.917%, 9/20/65(WAC)	21,591,163	2,111,616
Ser. 15-H25, Class BI, IO, 1.905%, 10/20/65(WAC)	16,011,815	1,453,873
Ser. 17-H23, Class BI, IO, 1.895%, 11/20/67(WAC)	14,328,785	1,495,925
Ser. 17-H09, IO, 1.862%, 4/20/67(WAC)	16,663,119	1,609,757
Ser. 17-H10, Class MI, IO, 1.862%, 4/20/67(WAC)	20,172,423	1,900,242
Ser. 15-H23, Class DI, IO, 1.861%, 9/20/65(WAC)	6,585,985	603,079
Ser. 15-H22, Class AI, IO, 1.852%, 9/20/65(WAC)	33,680,692	3,179,457
Ser. 15-H04, Class AI, IO, 1.85%, 12/20/64(WAC)	25,096,231	2,070,439
Ser. 16-H04, Class KI, IO, 1.787%, 2/20/66(WAC)	21,765,604	1,632,420
Ser. 17-H25, IO, 1.776%, 11/20/67(WAC)	15,475,804	1,774,881
Ser. 16-H10, Class AI, IO, 1.773%, 4/20/66(WAC)	31,407,253	2,191,378
Ser. 16-H06, Class DI, IO, 1.712%, 7/20/65	23,415,967	1,827,640
Ser. 14-H25, Class BI, IO, 1.689%, 12/20/64(WAC)	20,064,371	1,491,144
Ser. 17-H16, Class HI, IO, 1.673%, 8/20/67(WAC)	13,855,326	1,350,894
Ser. 14-H21, Class AI, IO, 1.643%, 10/20/64(WAC)	24,734,462	2,052,119
Ser. 14-H18, Class CI, IO, 1.598%, 9/20/64(WAC)	15,994,590	1,342,586
Ser. 17-H06, Class EI, 1.582%, 2/20/67(WAC)	14,642,579	1,010,558
Ser. 16-H08, Class GI, IO, 1.429%, 4/20/66(WAC)	16,675,326	888,395
FRB Ser. 11-H07, Class FI, IO, 1.242%, 2/20/61(WAC)	66,254,660	1,954,512
Ser. 12-H11, Class FI, IO, 1.218%, 2/20/62(WAC)	38,515,926	1,256,544
Ser. 11-H16, Class FI, IO, 1.046%, 7/20/61(WAC)	27,983,904	986,041
Ser. 10-151, Class KO, PO, zero %, 6/16/37	708,323	613,528
Ser. 06-36, Class OD, PO, zero %, 7/16/36	8,403	7,201
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	177,221	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	518,155	4,534
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	235,915	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	405,431	—

		362,303,365
Commercial mortgage-backed securities (7.2%)
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	1,321,000	1,175,690
Citigroup Commercial Mortgage Trust 144A FRB Ser. 15-GC27, Class D, 4.575%, 2/10/48(WAC)	1,988,100	1,843,191
COMM Mortgage Trust 144A FRB Ser. 14-CR17, Class D, 5.015%, 5/10/47(WAC)	2,086,000	2,075,033
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.157%, 1/10/47(WAC)	2,407,000	2,490,138
FRB Ser. 14-GC22, Class C, 4.848%, 6/10/47(WAC)	1,596,000	1,674,068
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	1,764,000	1,797,394
FRB Ser. 14-GC24, Class D, 4.671%, 9/10/47(WAC)	5,349,000	4,826,318
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.713%, 8/15/46(WAC)	5,182,000	4,920,723
FRB Ser. 14-C23, Class D, 4.118%, 9/15/47(WAC)	537,000	526,306
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,862,389	2,634,457
FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46(WAC)	2,070,000	1,840,591
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.852%, 2/15/46(WAC)	1,872,000	1,851,853
FRB Ser. 11-C3, Class E, 5.852%, 2/15/46(WAC)	1,629,000	1,559,165
FRB Ser. 10-C2, Class D, 5.786%, 11/15/43(WAC)	1,946,000	1,974,584
FRB Ser. 13-C16, Class D, 5.195%, 12/15/46(WAC)	1,333,000	1,405,274
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	2,518,193	2,014,555
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 4.925%, 10/15/46(WAC)	1,347,584	1,203,948
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	2,076,000	1,731,526
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.60%, 3/15/45(WAC)	2,436,000	2,046,459
FRB Ser. 11-C3, Class E, 5.282%, 7/15/49(WAC)	8,047,130	7,946,119
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.728%, 5/10/45(WAC)	3,951,000	4,003,738
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	2,266,000	2,088,799
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.631%, 12/10/45(WAC)	1,594,000	1,575,926
Wells Fargo Commercial Mortgage Trust 144A Ser. 10-C1, Class E, 4.00%, 11/15/43	1,201,000	1,157,209
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.397%, 6/15/44(WAC)	2,798,568	2,743,926
FRB Ser. 12-C9, Class D, 4.971%, 11/15/45(WAC)	5,183,466	5,212,893
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45(WAC)	2,012,000	1,809,275

		66,129,158
Residential mortgage-backed securities (non-agency) (19.0%)
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)	2,123,395	2,156,520
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.028%, 11/28/36	8,140,000	8,205,120
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 4.466%, 10/25/35(WAC)	932,324	867,022
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, (1 Month US LIBOR + 4.30%), 6.704%, 7/25/25 (Bermuda)	123,100	123,100
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.754%, 10/25/27 (Bermuda)	3,760,000	3,920,128
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 4.004%, 8/25/28 (Bermuda)	2,230,000	2,230,000
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.644%, 6/25/36	8,710,000	8,230,950
Citigroup Mortgage Loan Trust, Inc.
Ser. 05-WF2, Class AF6B, 5.55%, 8/25/35	1,587,890	1,615,937
FRB Ser. 07-AR5, Class 1A1A, 4.741%, 4/25/37(WAC)	6,254,642	6,334,201
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 2.563%, 2/20/47	3,655,785	2,875,536
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 2.584%, 6/25/47	7,276,206	7,146,599
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 11.204%, 3/25/28	2,729,990	3,346,060
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.754%, 9/25/28	916,040	1,052,780
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.404%, 12/25/28	6,538,000	7,226,402
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (1 Month US LIBOR + 4.75%), 7.154%, 12/25/29	250,000	268,403
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 5.854%, 10/25/29	2,375,000	2,535,340
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.654%, 7/25/29	480,000	507,048
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.554%, 7/25/30	7,525,000	7,493,842
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 5.054%, 12/25/29	4,740,000	4,854,084
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.904%, 3/25/30	1,190,000	1,214,839
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.704%, 9/25/30	5,285,000	5,283,629
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.104%, 12/25/30	6,390,000	6,527,425
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.854%, 3/25/49	689,000	698,426
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	1,129,000	1,100,292
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 15.154%, 10/25/28	468,015	667,130
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.154%, 10/25/28	2,830,628	4,044,591
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.904%, 9/25/29	748,000	841,735
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.704%, 10/25/28	2,683,000	2,991,341
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.854%, 1/25/29	3,391,261	3,614,472
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.754%, 5/25/29	279,110	297,698
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%, 4/25/29	3,743,000	4,050,437
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 6.554%, 2/25/30	3,742,000	3,976,800
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 6.404%, 5/28/30	3,800,000	4,032,321
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 6.154%, 10/25/30	260,000	267,258
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 6.054%, 9/25/29	200,879	213,696
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.004%, 1/25/30	7,417,000	7,715,832
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.954%, 7/25/30	6,508,000	6,664,446
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.954%, 7/25/29	6,381,000	6,742,699
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 5.054%, 2/25/30	5,200,000	5,327,953
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.954%, 12/25/30	5,300,000	5,389,740
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.754%, 1/25/31	2,476,000	2,497,841
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.654%, 7/25/30	442,000	445,440
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.604%, 8/25/30	5,335,000	5,357,281
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.554%, 10/25/30	2,725,000	2,743,717
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.704%, 8/25/31	755,000	762,364
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.91%, 5/19/35	1,338,469	848,953
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 2.564%, 11/25/36	2,584,686	2,485,267
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	1,220,000	1,188,524
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 3.334%, 11/25/34	1,153,044	1,149,871
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 6.404%, 4/25/27 (Bermuda)	2,193,404	2,267,432
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.254%, 7/25/28 (Bermuda)	2,980,000	3,024,605
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.524%, 8/25/36	573,004	527,624
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.181%, 12/25/35(WAC)	5,806,164	5,811,135
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 3.324%, 7/25/45	1,021,214	1,009,456
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 2.634%, 4/25/37	1,614,533	1,570,823

		174,342,165

Total mortgage-backed securities (cost $607,051,639)		$602,774,688

PURCHASED SWAP OPTIONS OUTSTANDING (5.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$73,288,200	$7,078,907
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	22,487,600	2,674,001
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	73,288,200	2,219,900
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	22,487,600	1,388,834
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	9,706,600	838,941
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	9,706,600	769,830
(2.401)/3 month USD-LIBOR-BBA/Sep-29	Sep-19/2.401	88,821,200	126,126
Barclays Bank PLC
1.965/3 month USD-LIBOR-BBA/Jul-29	Jul-19/1.965	72,078,000	405,078
Citibank, N.A.
(2.193)/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.193	88,821,200	84,380
(2.463)/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.463	88,821,200	3,553
Goldman Sachs International
2.7475/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	72,086,800	5,206,830
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	21,113,200	590,747
(2.011)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.011	88,821,200	526,710
2.3025/3 month USD-LIBOR-BBA/Jul-49	Jul-19/2.3025	9,009,800	224,164
(2.7475)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	72,086,800	103,084
(2.281)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.281	88,821,200	65,728
(2.3025)/3 month USD-LIBOR-BBA/Jul-49	Jul-19/2.3025	9,009,800	36,580
(2.658)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.658	241,293,300	241
(2.458)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.458	120,646,600	121
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	35,660,900	4,342,428
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	28,528,700	2,960,708
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	35,660,900	122,674
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	28,528,700	2,853
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095	71,321,800	71
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	4,845,079
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	67,069,200	4,808,191
2.8025/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	24,028,900	4,000,572
(2.8025)/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	24,028,900	1,742,336
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	517,774
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	67,069,200	511,067
(2.265)/3 month USD-LIBOR-BBA/Oct-29	Oct-19/2.265	88,821,200	281,563
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	9,048,500	179,794
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975	71,321,800	71

Total purchased swap options outstanding (cost $40,655,089)			$46,658,936

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Call)	Aug-19/102.07	$330,000,000	$330,000,000	$1,352,010
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/101.29	34,000,000	34,000,000	408
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/101.10	34,000,000	34,000,000	102
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/99.79	34,000,000	34,000,000	34
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/99.60	34,000,000	34,000,000	34
Uniform Mortgage Backed Securities 30 yr 4.00% TBA commitments (Call)	Aug-19/103.24	86,000,000	86,000,000	215,860

Total purchased options outstanding (cost $1,442,188)				$1,568,448

ASSET-BACKED SECURITIES (3.0%)(a)
	Principal amount	Value
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class M5, 6.00%, 4/25/29(WAC)	$1,700,000	$1,622,140
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.254%, 11/25/51	5,470,000	5,470,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.204%, 6/25/52	2,841,000	2,841,000
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 6/24/20	4,590,000	4,590,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 2/24/20	2,389,000	2,389,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 9/24/19	4,471,000	4,471,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 7/24/19	6,462,000	6,462,000

Total asset-backed securities (cost $27,825,061)		$27,845,140

SHORT-TERM INVESTMENTS (8.4%)(a)
		Principal amount/ shares	Value
Interest in $407,750,000 joint tri-party repurchase agreement dated 6/28/19 with HSBC Bank USA, National Association due 7/1/19 - maturity value of $39,072,203 for an effective yield of 2.520% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 6.000% and due dates ranging from 4/1/25 to 5/1/49, valued at $415,992,340)		$39,064,000	$39,064,000
Putnam Government Money Market Fund 2.31%(AFF)	Shares	10,000	10,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(P)	Shares	3,302,000	3,302,000
U.S. Treasury Bills 2.465%, 7/18/19(SEG)(SEGSF)(SEGCCS)		$13,387,000	13,374,033
U.S. Treasury Bills 2.473%, 7/25/19(SEG)(SEGSF)(SEGCCS)		12,187,000	12,171,157
U.S. Treasury Bills 2.462%, 8/1/19(SEG)(SEGSF)(SEGCCS)		6,626,000	6,614,532
U.S. Treasury Bills 2.198%, 8/6/19(SEGCCS)		595,000	593,758
U.S. Treasury Bills 2.175%, 8/13/19(SEG)(SEGSF)(SEGCCS)		2,405,000	2,399,085

Total short-term investments (cost $77,520,046)			$77,528,565
TOTAL INVESTMENTS

Total investments (cost $1,811,154,682)			$1,817,627,963

FUTURES CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Dollar 90 day (Long)	705	$705,000,000	$172,716,188	Sep-19	$228,810
Euro-Dollar 90 day (Short)	705	705,000,000	173,553,375	Mar-21	(250,665)
U.S. Treasury Bond Ultra 30 yr (Long)	50	8,878,125	8,878,125	Sep-19	360,825
U.S. Treasury Note 2 yr (Long)	160	34,428,750	34,428,750	Sep-19	219,101
U.S. Treasury Note 5 yr (Short)	288	34,029,000	34,029,000	Sep-19	(493,397)

Unrealized appreciation					808,736

Unrealized (depreciation)					(744,062)

Total					$64,674

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/19 (premiums $32,608,062) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
2.401/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.401	$88,821,200	$7,994
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	1,622,820
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	7,624,831
Barclays Bank PLC
(2.065)/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.065	36,039,000	421,656
Citibank, N.A.
2.373/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.373	88,821,200	11,547
2.283/3 month USD-LIBOR-BBA/Jul-29	Jul-19/2.283	88,821,200	32,864
Goldman Sachs International
2.558/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.558	361,939,900	362
2.191/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.191	88,821,200	141,226
2.101/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.101	88,821,200	285,116
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	84,452,600	560,765
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	830,440
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	2,827,605
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415	142,643,700	143
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	35,660,900	19,970
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	568,791
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	35,660,900	1,365,099
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	3,456,254
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	142,643,700	143
2.265/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.265	88,821,200	56,846
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	48,777,600	79,020
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	48,777,600	88,287
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	36,194,000	160,701
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	552,223
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	569,418
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	1,440,464
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	1,478,693
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	1,879,299
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	48,777,600	3,390,531
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	48,777,600	3,419,310
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	3,776,547

Total			$36,668,965

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $1,341,250) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Aug-19/$102.07	$330,000,000	$330,000,000	$811,800
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.10	34,000,000	34,000,000	34
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.60	34,000,000	34,000,000	34
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.29	34,000,000	34,000,000	34
Uniform Mortgage Backed Securities 30 yr 3.50% TBA commitments (Put)	Jul-19/100.79	34,000,000	34,000,000	34
Uniform Mortgage Backed Securities 30 yr 4.00% TBA commitments (Put)	Aug-19/103.24	86,000,000	86,000,000	108,618

Total				$920,554

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$97,081,400	$(895,576)	$494,144
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	(363,084)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	35,808
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	91,013,800	(1,219,585)	33,675
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	91,013,800	(1,219,585)	(63,710)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(248,182)
1.746/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746	91,013,800	659,850	50,968
(1.746)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746	91,013,800	659,850	(31,855)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	48,618
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	91,013,800	(1,224,136)	9,101
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	91,013,800	(1,224,136)	(43,687)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(227,439)
1.736/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736	91,013,800	659,850	24,574
(1.736)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736	91,013,800	659,850	(14,562)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	465,044
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	89,595
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	39,334
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	(219,059)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(237,572)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(2,287,439)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	38,051
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	27,128
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(17,073)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(287,973)

Unrealized appreciation				1,356,040

Unrealized (depreciation)				(4,041,635)

Total				$(2,685,595)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/19 (proceeds receivable $207,505,332) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage Backed Securities, 6.00%, 7/1/49	$11,400,000	7/15/19	$12,479,438
Uniform Mortgage Backed Securities, 5.50%, 7/1/49	52,000,000	7/15/19	55,445,000
Uniform Mortgage Backed Securities, 4.00%, 7/1/49	20,000,000	7/15/19	20,670,312
Uniform Mortgage Backed Securities, 3.50%, 7/1/49	5,000,000	7/15/19	5,112,110
Uniform Mortgage Backed Securities, 3.00%, 7/1/49	113,000,000	7/15/19	113,962,262

Total			$207,669,122

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$9,777,000	$2,415,946		$(333)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$2,425,743
		35,660,900	3,536,242		(505)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,848,353)
		19,684,800	1,981,433		(279)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	2,140,805
		106,982,700	396,799		(53,750)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	1,163,031
		106,982,700	1,132,305	(E)	50,948	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,081,357)
		3,938,800	62,406	(E)	(22)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	62,384
		10,194,500	152,958	(E)	(57)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(153,015)
		5,135,200	334,902		(68)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(369,976)
		21,340,200	532,843	(E)	(4,319)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	528,525
		7,377,600	116,544	(E)	(1,261)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	115,283
		5,556,700	421,781	(E)	(79)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	421,703
		15,259,700	935,328	(E)	(216)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(935,544)
		5,093,700	443,300	(E)	(174)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(443,473)
		14,417,400	610,116	(E)	(7,413)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(617,528)
		13,291,900	144,124	(E)	(74)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	144,050
		19,511,000	215,265	(E)	(109)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	215,156
		22,843,900	2,268,171		(274,906)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.647% — Semiannually	1,995,812
		5,060,500	455,111		(173)	6/12/49	2.6059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(455,738)
		2,871,200	231,485		(98)	6/12/49	2.565% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(231,779)
		4,127,300	305,977		(141)	6/12/49	2.5365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(306,338)
		4,037,600	329,202		(138)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.569% — Semiannually	329,348
		4,934,900	366,411		(168)	6/12/49	2.537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(366,843)
		4,576,000	336,116		(156)	6/12/49	2.5335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(336,508)
		3,768,400	237,763		(129)	6/12/49	2.488% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(237,996)
		18,019,500	689,967		247,154	7/2/49	2.38% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(442,813)
		36,039,000	642,575		(253,502)	7/2/49	3 month USD-LIBOR-BBA — Quarterly	2.29% — Semiannually	389,073
		1,543,300	30,971		(53)	6/12/49	2.299% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(30,912)
		19,463,500	225,271	(E)	(276)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(225,546)
		4,426,300	37,336	(E)	(99)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	37,237
		12,365,300	173,510	(E)	(175)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(173,685)
		23,311,500	343,378	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(343,378)
		9,825,500	292,220	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(292,220)
		1,756,900	21,392	(E)	(60)	7/17/49	2.263% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,452)
		2,432,600	5,829	(E)	(83)	7/17/49	2.199% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,746
		2,162,400	20,915	(E)	(74)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.252% — Semiannually	20,841
		12,694,400	30,162	(E)	(143)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	30,019
		1,061,700	7,964	(E)	(36)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,000)
		1,515,100	9,897	(E)	(21)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,918)
		2,973,200	10,507	(E)	(101)	7/17/49	2.194% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,406
		2,288,500	16,402	(E)	(78)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.241% — Semiannually	16,324
		918,934,000	68,001	(E)	1,088,669	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,156,670
		438,880,000	1,418,899	(E)	2,622,962	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,204,063
		34,417,100	325,414	(E)	596,494	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	271,080
		486,061,400	4,264,703	(E)	(6,053,234)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	(1,788,535)
		19,154,500	17,546		(254)	6/26/29	1.9451% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,323
		19,154,500	18,082		(254)	6/26/29	1.9448% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,860
		2,883,100	16,754	(E)	(98)	7/17/49	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,655
		1,802,000	7,992	(E)	(61)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.229% — Semiannually	7,930

	Total				$(2,046,943)				$24,160
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$218,959	$212,395	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(4,379)
107,896	104,661	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,158)
Barclays Bank PLC
19,300,805	19,350,005	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	63,718
3,814,831	3,824,555	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	12,594
1,809,353	1,813,965	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	5,973
1,323,977	1,327,296	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	4,601
734,684	736,525	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,553
41,389,428	41,479,548	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	138,871
10,277,834	10,300,213	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	34,484
3,779,245	3,788,038	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	13,261
17,831,508	17,826,311	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	15,978
290,104	290,020	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	260
3,215,069	3,235,269	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(25,204)
51,771,933	52,225,216	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(540,449)
170,002	167,954	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(536)
374,076	362,433	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,086)
130,510	126,598	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,610)
130,374	126,466	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,607)
49,622	48,135	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(992)
14,270	13,843	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(285)
13,925	13,557	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(216)
11,964	11,627	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(203)
626,747	610,216	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,352
365,722	360,963	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(572)
2,564	2,531	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	4
6,381	6,298	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	10
6,381	6,298	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	10
15,327	15,127	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	24
196,278	195,663	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,630
388,106	390,597	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6,968
22,795	22,941	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	410
684,948	689,344	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(12,297)
Citibank, N.A.
568,168	569,405	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,906
61,781	61,916	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	207
6,211	6,130	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	10
Credit Suisse International
466,859	467,876	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,566
136,520	136,480	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	122
162,912	156,611	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4,734)
154,767	151,368	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,050)
17,261	17,053	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(54)
4,720	4,663	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(15)
1,397,588	1,349,156	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(34,631)
1,167,674	1,132,832	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(23,606)
331,199	321,316	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,696)
224,266	217,286	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,848)
170,255	164,355	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,219)
777,271	753,972	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	15,545
627,316	610,771	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,361
6,381	6,298	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	10
Deutsche Bank AG
157,900	158,482	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	736
8,765	8,417	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(259)
13,925	13,557	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	216
8,342	8,107	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(141)
Goldman Sachs International
2,384,096	2,389,287	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	7,999
181,460	183,049	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,894)
286,517	289,026	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,991)
483,862	488,099	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(5,051)
636,759	642,334	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(6,647)
764,117	770,807	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(7,977)
1,342,100	1,353,851	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(14,010)
3,572,529	3,603,808	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(37,294)
4,894,162	4,937,012	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(51,090)
882,164	861,456	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	13,438
124,490	122,990	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	392
928,283	899,390	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(20,066)
928,283	899,390	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(20,066)
854,903	828,294	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(18,480)
683,205	661,940	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14,768)
352,950	341,965	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,629)
103,981	100,377	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,577)
86,089	82,672	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,545)
675,039	657,235	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	10,073
4,636	4,576	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	7
305,078	301,108	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	477
1,330,539	1,326,366	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	11,048
949,183	946,206	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	7,882
533,254	531,581	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	4,428
29,478	29,386	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	245
635,656	639,735	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	11,412
609,327	613,238	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	10,940
547,438	550,951	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	9,828
470,054	473,070	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	8,440
419,372	422,063	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	7,529
310,327	312,319	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	5,571
165,919	166,984	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,979
JPMorgan Chase Bank N.A.
103,877	100,763	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,077)
21,763	21,111	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(435)
675,039	657,235	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	10,073
JPMorgan Securities LLC
41,497	40,997	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	131
154,767	151,368	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,050
752,285	729,838	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(15,209)
4,121,699	3,993,410	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	89,095

Upfront premium received		—	Unrealized appreciation			554,417

Upfront premium (paid)		—	Unrealized (depreciation)			(912,653)

	Total	$—			Total	$(358,236)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$8,678,000	$114,732	$—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$114,731
	8,678,000	2,196	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	2,196

Total			$—				$116,927

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$12,087	$7,789,000	$10,126	5/11/63	200 bp — Monthly	$24,809
	CMBX NA A.6 Index	A/P	72,835	7,464,000	9,703	5/11/63	200 bp — Monthly	85,026
	CMBX NA A.6 Index	A/P	12,568	4,502,000	5,853	5/11/63	200 bp — Monthly	19,921
	CMBX NA A.6 Index	A/P	(1,614)	4,159,000	5,407	5/11/63	200 bp — Monthly	5,179
	CMBX NA A.6 Index	A/P	51,820	4,000,000	5,200	5/11/63	200 bp — Monthly	58,353
	CMBX NA A.6 Index	A/P	3,209	2,756,000	3,583	5/11/63	200 bp — Monthly	7,711
	CMBX NA A.6 Index	A/P	31,429	2,273,000	2,955	5/11/63	200 bp — Monthly	35,142
	CMBX NA A.7 Index	A-/P	(3,558)	2,445,000	54,035	1/17/47	200 bp — Monthly	51,292
	CMBX NA BB.7 Index	BB/P	24,160	174,000	18,166	1/17/47	500 bp — Monthly	6,140
	CMBX NA BB.7 Index	BB/P	34,061	265,000	27,666	1/17/47	500 bp — Monthly	6,616
	CMBX NA BBB-.6 Index	BBB-/P	6,397	67,000	6,727	5/11/63	300 bp — Monthly	(296)
	CMBX NA BBB-.6 Index	BBB-/P	9,619	83,000	8,333	5/11/63	300 bp — Monthly	1,327
	CMBX NA BBB-.6 Index	BBB-/P	20,413	155,000	15,562	5/11/63	300 bp — Monthly	4,929
	CMBX NA BBB-.6 Index	BBB-/P	16,207	162,000	16,265	5/11/63	300 bp — Monthly	23
	CMBX NA BBB-.6 Index	BBB-/P	22,563	222,000	22,289	5/11/63	300 bp — Monthly	386
	CMBX NA BBB-.6 Index	BBB-/P	22,409	227,000	22,791	5/11/63	300 bp — Monthly	(268)
	CMBX NA BBB-.6 Index	BBB-/P	32,354	289,000	29,016	5/11/63	300 bp — Monthly	3,483
	CMBX NA BBB-.6 Index	BBB-/P	51,625	447,000	44,879	5/11/63	300 bp — Monthly	6,969
	CMBX NA BBB-.6 Index	BBB-/P	56,974	498,000	49,999	5/11/63	300 bp — Monthly	7,224
	CMBX NA BBB-.6 Index	BBB-/P	62,813	571,000	57,328	5/11/63	300 bp — Monthly	5,770
	CMBX NA BBB-.6 Index	BBB-/P	80,754	732,000	73,493	5/11/63	300 bp — Monthly	7,627
	CMBX NA BBB-.6 Index	BBB-/P	94,274	857,000	86,043	5/11/63	300 bp — Monthly	8,660
	CMBX NA BBB-.6 Index	BBB-/P	350,631	3,547,000	356,119	5/11/63	300 bp — Monthly	(3,714)
	CMBX NA BBB-.6 Index	BBB-/P	378,348	3,664,000	367,866	5/11/63	300 bp — Monthly	12,314
	CMBX NA BBB-.6 Index	BBB-/P	449,628	4,179,000	419,572	5/11/63	300 bp — Monthly	32,146
	CMBX NA BBB-.6 Index	BBB-/P	760,896	7,166,000	719,466	5/11/63	300 bp — Monthly	45,013
	CMBX NA BBB-.6 Index	BBB-/P	768,209	7,166,000	719,466	5/11/63	300 bp — Monthly	52,326
	CMBX NA BBB-.6 Index	BBB-/P	826,051	7,362,000	739,145	5/11/63	300 bp — Monthly	90,587
	CMBX NA BBB-.6 Index	BBB-/P	778,886	7,935,000	796,674	5/11/63	300 bp — Monthly	(13,821)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	17,933	11,578,000	15,051	5/11/63	200 bp — Monthly	36,844
	CMBX NA BB.7 Index	BB/P	36,784	275,000	28,710	1/17/47	500 bp — Monthly	8,303
	CMBX NA BBB-.6 Index	BBB-/P	18,487	190,000	19,076	5/11/63	300 bp — Monthly	(494)
	CMBX NA BBB-.6 Index	BBB-/P	47,762	473,000	47,489	5/11/63	300 bp — Monthly	509
	CMBX NA BBB-.6 Index	BBB-/P	83,186	606,000	60,842	5/11/63	300 bp — Monthly	22,647
	CMBX NA BBB-.6 Index	BBB-/P	83,820	791,000	79,416	5/11/63	300 bp — Monthly	4,799
	CMBX NA BBB-.6 Index	BBB-/P	143,347	1,274,000	127,910	5/11/63	300 bp — Monthly	16,074
	CMBX NA BBB-.6 Index	BBB-/P	140,621	1,279,000	128,412	5/11/63	300 bp — Monthly	12,849
	CMBX NA BBB-.6 Index	BBB-/P	127,473	1,300,000	130,520	5/11/63	300 bp — Monthly	(2,397)
	CMBX NA BBB-.6 Index	BBB-/P	130,887	1,380,000	138,552	5/11/63	300 bp — Monthly	(6,975)
	CMBX NA BBB-.6 Index	BBB-/P	231,320	2,312,000	232,125	5/11/63	300 bp — Monthly	351
	CMBX NA BBB-.6 Index	BBB-/P	284,940	2,547,000	255,719	5/11/63	300 bp — Monthly	30,495
	CMBX NA BBB-.6 Index	BBB-/P	805,485	6,761,000	678,804	5/11/63	300 bp — Monthly	130,061
	CMBX NA BBB-.6 Index	BBB-/P	1,668,899	15,545,000	1,560,718	5/11/63	300 bp — Monthly	115,954
	CMBX NA BBB-.6 Index	BBB-/P	2,437,696	22,661,000	2,275,164	5/11/63	300 bp — Monthly	173,862
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	935,424	8,774,000	880,910	5/11/63	300 bp — Monthly	58,901
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	32,739	3,652,000	4,748	5/11/63	200 bp — Monthly	38,704
	CMBX NA A.6 Index	A/P	17,291	2,297,000	2,986	5/11/63	200 bp — Monthly	21,043
	CMBX NA A.7 Index	A-/P	(3,836)	2,631,000	58,145	1/17/47	200 bp — Monthly	55,186
	CMBX NA BBB-.6 Index	BBB-/P	54,735	495,000	49,698	5/11/63	300 bp — Monthly	5,285
	CMBX NA BBB-.6 Index	BBB-/P	108,807	1,034,000	103,814	5/11/63	300 bp — Monthly	5,510
	CMBX NA BBB-.6 Index	BBB-/P	133,183	1,146,000	115,058	5/11/63	300 bp — Monthly	18,698
	CMBX NA BBB-.6 Index	BBB-/P	416,605	3,605,000	361,942	5/11/63	300 bp — Monthly	56,465
	CMBX NA BBB-.6 Index	BBB-/P	805,784	7,549,000	757,920	5/11/63	300 bp — Monthly	51,639
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	202,742	8,813,000	11,457	5/11/63	200 bp — Monthly	217,137
	CMBX NA BBB-.6 Index	BBB-/P	2,412,123	18,233,000	1,830,593	5/11/63	300 bp — Monthly	590,647
	Merrill Lynch International
	CMBX NA BB.6 Index	BB/P	786,921	3,865,000	801,215	5/11/63	500 bp — Monthly	(11,073)
	CMBX NA BB.7 Index	BB/P	20,331	168,000	17,539	1/17/47	500 bp — Monthly	2,932
	CMBX NA BBB-.6 Index	BBB-/P	73,777	653,000	65,561	5/11/63	300 bp — Monthly	8,542
	CMBX NA BBB-.6 Index	BBB-/P	88,270	667,000	66,967	5/11/63	300 bp — Monthly	21,637
	CMBX NA BBB-.6 Index	BBB-/P	116,837	988,000	99,195	5/11/63	300 bp — Monthly	18,136
	CMBX NA BBB-.6 Index	BBB-/P	146,151	1,244,000	124,898	5/11/63	300 bp — Monthly	21,875
	CMBX NA BBB-.6 Index	BBB-/P	1,018,408	9,090,000	912,636	5/11/63	300 bp — Monthly	110,317
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	50,416	18,675,000	24,278	5/11/63	200 bp — Monthly	80,919
	CMBX NA A.6 Index	A/P	42,911	15,787,000	20,523	5/11/63	200 bp — Monthly	68,697
	CMBX NA A.6 Index	A/P	5	7,941,000	10,323	5/11/63	200 bp — Monthly	12,976
	CMBX NA A.6 Index	A/P	62,164	5,675,000	7,378	5/11/63	200 bp — Monthly	71,433
	CMBX NA A.6 Index	A/P	50,952	4,523,000	5,880	5/11/63	200 bp — Monthly	58,340
	CMBX NA A.6 Index	A/P	33,647	3,314,000	4,308	5/11/63	200 bp — Monthly	39,060
	CMBX NA A.6 Index	A/P	22,920	2,801,000	3,641	5/11/63	200 bp — Monthly	27,495
	CMBX NA A.6 Index	A/P	31,263	2,261,000	2,939	5/11/63	200 bp — Monthly	34,956
	CMBX NA A.6 Index	A/P	12,740	1,140,000	1,482	5/11/63	200 bp — Monthly	14,602
	CMBX NA A.6 Index	A/P	6,470	689,000	896	5/11/63	200 bp — Monthly	7,595
	CMBX NA A.7 Index	A-/P	(4,035)	4,170,000	92,157	1/17/47	200 bp — Monthly	89,512
	CMBX NA A.7 Index	A-/P	(292)	602,000	13,304	1/17/47	200 bp — Monthly	13,213
	CMBX NA BB.6 Index	BB/P	409,100	1,951,000	404,442	5/11/63	500 bp — Monthly	6,284
	CMBX NA BBB-.6 Index	BBB-/P	20,420	174,000	17,470	5/11/63	300 bp — Monthly	3,037
	CMBX NA BBB-.6 Index	BBB-/P	23,773	183,000	18,373	5/11/63	300 bp — Monthly	5,491
	CMBX NA BBB-.6 Index	BBB-/P	48,923	413,000	41,465	5/11/63	300 bp — Monthly	7,664
	CMBX NA BBB-.6 Index	BBB-/P	57,214	486,000	48,794	5/11/63	300 bp — Monthly	8,662
	CMBX NA BBB-.6 Index	BBB-/P	66,076	580,000	58,232	5/11/63	300 bp — Monthly	8,134
	CMBX NA BBB-.6 Index	BBB-/P	57,993	607,000	60,943	5/11/63	300 bp — Monthly	(2,646)
	CMBX NA BBB-.6 Index	BBB-/P	85,801	646,000	64,858	5/11/63	300 bp — Monthly	21,265
	CMBX NA BBB-.6 Index	BBB-/P	75,478	667,000	66,967	5/11/63	300 bp — Monthly	8,845
	CMBX NA BBB-.6 Index	BBB-/P	102,952	805,000	80,822	5/11/63	300 bp — Monthly	22,532
	CMBX NA BBB-.6 Index	BBB-/P	96,777	844,000	84,738	5/11/63	300 bp — Monthly	12,461
	CMBX NA BBB-.6 Index	BBB-/P	129,490	1,057,000	106,123	5/11/63	300 bp — Monthly	23,895
	CMBX NA BBB-.6 Index	BBB-/P	125,364	1,284,000	128,914	5/11/63	300 bp — Monthly	(2,908)
	CMBX NA BBB-.6 Index	BBB-/P	173,889	1,620,000	162,648	5/11/63	300 bp — Monthly	12,051
	CMBX NA BBB-.6 Index	BBB-/P	224,456	1,753,000	176,001	5/11/63	300 bp — Monthly	49,331
	CMBX NA BBB-.6 Index	BBB-/P	210,077	2,246,000	225,498	5/11/63	300 bp — Monthly	(14,299)
	CMBX NA BBB-.6 Index	BBB-/P	360,808	2,400,000	240,960	5/11/63	300 bp — Monthly	121,048
	CMBX NA BBB-.6 Index	BBB-/P	436,717	3,115,000	312,746	5/11/63	300 bp — Monthly	125,528
	CMBX NA BBB-.6 Index	BBB-/P	394,590	3,660,000	367,464	5/11/63	300 bp — Monthly	28,956
	CMBX NA BBB-.6 Index	BBB-/P	412,380	3,859,000	387,444	5/11/63	300 bp — Monthly	26,866
	CMBX NA BBB-.6 Index	BBB-/P	701,922	5,698,000	572,079	5/11/63	300 bp — Monthly	132,692
	CMBX NA BBB-.6 Index	BBB-/P	716,649	6,771,000	679,808	5/11/63	300 bp — Monthly	40,226
	CMBX NA BBB-.6 Index	BBB-/P	837,740	7,301,000	733,020	5/11/63	300 bp — Monthly	108,370
	CMBX NA BBB-.6 Index	BBB-/P	855,706	8,129,000	816,152	5/11/63	300 bp — Monthly	43,619
	CMBX NA BBB-.6 Index	BBB-/P	868,433	8,162,000	819,465	5/11/63	300 bp — Monthly	53,049
	CMBX NA BBB-.6 Index	BBB-/P	1,127,850	10,606,000	1,064,842	5/11/63	300 bp — Monthly	68,310
	CMBX NA BBB-.6 Index	BBB-/P	3,918,344	32,336,000	3,246,534	5/11/63	300 bp — Monthly	687,978
	CMBX NA BBB-.6 Index	BBB-/P	5,419,594	44,725,000	4,490,390	5/11/63	300 bp — Monthly	951,564
	CMBX NA BBB-.7 Index	BBB-/P	55,762	913,000	24,925	1/17/47	300 bp — Monthly	31,293
	CMBX NA BBB-.7 Index	BBB-/P	689,330	10,129,000	276,522	1/17/47	300 bp — Monthly	417,873

Upfront premium received			37,677,084		Unrealized appreciation			5,980,197

Upfront premium (paid)			(13,335)		Unrealized (depreciation)			(58,891)

	Total		$37,663,749				Total	$5,921,306
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(59,719)	$8,055,000	$178,016	1/17/47	(200 bp) — Monthly	$(240,420)
	CMBX NA BB.10 Index	(36,952)	337,000	29,151	11/17/59	(500 bp) — Monthly	(8,082)
	CMBX NA BB.10 Index	(17,533)	168,000	14,532	11/17/59	(500 bp) — Monthly	(3,141)
	CMBX NA BB.11 Index	(65,428)	505,000	49,844	11/18/54	(500 bp) — Monthly	(16,005)
	CMBX NA BB.7 Index	(630,747)	4,950,000	516,780	1/17/47	(500 bp) — Monthly	(118,092)
	CMBX NA BB.9 Index	(71,004)	505,000	52,470	9/17/58	(500 bp) — Monthly	(18,955)
	CMBX NA BB.9 Index	(43,677)	336,000	34,910	9/17/58	(500 bp) — Monthly	(9,047)
	CMBX NA BB.9 Index	(45,166)	336,000	34,910	9/17/58	(500 bp) — Monthly	(10,536)
	CMBX NA BB.9 Index	(40,802)	265,000	27,534	9/17/58	(500 bp) — Monthly	(13,489)
	CMBX NA BBB-.6 Index	(64,592)	584,000	58,634	5/11/63	(300 bp) — Monthly	(6,251)
	CMBX NA BBB-.7 Index	(56,283)	1,356,000	37,019	1/17/47	(300 bp) — Monthly	(19,942)
	Credit Suisse International
	CMBX NA BB.10 Index	(46,565)	349,000	30,189	11/17/59	(500 bp) — Monthly	(16,667)
	CMBX NA BB.10 Index	(41,383)	348,000	30,102	11/17/59	(500 bp) — Monthly	(11,571)
	CMBX NA BB.10 Index	(22,747)	183,000	15,830	11/17/59	(500 bp) — Monthly	(7,070)
	CMBX NA BB.9 Index	(557,500)	3,894,000	404,587	9/17/58	(500 bp) — Monthly	(156,158)
	CMBX NA BB.9 Index	(352,331)	2,288,000	237,723	9/17/58	(500 bp) — Monthly	(116,514)
	CMBX NA BB.9 Index	(213,966)	1,368,000	142,135	9/17/58	(500 bp) — Monthly	(72,971)
	CMBX NA BB.9 Index	(28,089)	183,000	19,014	9/17/58	(500 bp) — Monthly	(9,228)
	CMBX NA BB.9 Index	(26,367)	174,000	18,079	9/17/58	(500 bp) — Monthly	(8,433)
	Goldman Sachs International
	CMBX NA BB.9 Index	(608,603)	3,823,000	397,210	9/17/58	(500 bp) — Monthly	(214,579)
	CMBX NA BB.9 Index	(445,272)	2,779,000	288,738	9/17/58	(500 bp) — Monthly	(158,850)
	CMBX NA BB.9 Index	(442,738)	2,779,000	288,738	9/17/58	(500 bp) — Monthly	(156,316)
	CMBX NA BB.9 Index	(312,340)	1,977,000	205,410	9/17/58	(500 bp) — Monthly	(108,577)
	CMBX NA BB.9 Index	(297,097)	1,860,000	193,254	9/17/58	(500 bp) — Monthly	(105,393)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(87,192)	689,000	71,932	1/17/47	(500 bp) — Monthly	(15,835)
	CMBX NA BB.9 Index	(830,999)	5,265,000	547,034	9/17/58	(500 bp) — Monthly	(288,353)
	CMBX NA BB.9 Index	(482,919)	3,412,000	354,507	9/17/58	(500 bp) — Monthly	(131,256)
	CMBX NA BB.9 Index	(410,777)	2,633,000	273,569	9/17/58	(500 bp) — Monthly	(139,402)
	CMBX NA BB.9 Index	(319,744)	2,264,000	235,230	9/17/58	(500 bp) — Monthly	(86,401)
	CMBX NA BB.9 Index	(77,888)	508,000	52,781	9/17/58	(500 bp) — Monthly	(25,530)
	CMBX NA BBB-.7 Index	(172,113)	4,536,000	123,833	1/17/47	(300 bp) — Monthly	(50,548)
	CMBX NA BBB-.7 Index	(45,957)	1,266,000	34,562	1/17/47	(300 bp) — Monthly	(12,028)
	CMBX NA BBB-.7 Index	(46,594)	985,000	26,891	1/17/47	(300 bp) — Monthly	(20,196)
	Merrill Lynch International
	CMBX NA BB.10 Index	(17,706)	168,000	14,532	11/17/59	(500 bp) — Monthly	(3,314)
	CMBX NA BB.10 Index	(19,970)	168,000	14,532	11/17/59	(500 bp) — Monthly	(5,578)
	CMBX NA BB.9 Index	(511,332)	3,492,000	362,819	9/17/58	(500 bp) — Monthly	(151,423)
	CMBX NA BB.9 Index	(488,862)	3,318,000	344,740	9/17/58	(500 bp) — Monthly	(146,886)
	CMBX NA BB.9 Index	(507,048)	3,231,000	335,701	9/17/58	(500 bp) — Monthly	(174,040)
	CMBX NA BB.9 Index	(486,710)	3,181,000	330,506	9/17/58	(500 bp) — Monthly	(158,855)
	CMBX NA BB.9 Index	(408,069)	2,609,000	271,075	9/17/58	(500 bp) — Monthly	(139,168)
	CMBX NA BB.9 Index	(21,993)	168,000	17,455	9/17/58	(500 bp) — Monthly	(4,678)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(17,619)	168,000	14,532	11/17/59	(500 bp) — Monthly	(3,227)
	CMBX NA BB.9 Index	(595,749)	3,828,000	397,729	9/17/58	(500 bp) — Monthly	(201,210)
	CMBX NA BB.9 Index	(432,245)	3,182,000	330,610	9/17/58	(500 bp) — Monthly	(104,287)
	CMBX NA BB.9 Index	(421,822)	3,169,000	329,259	9/17/58	(500 bp) — Monthly	(95,204)
	CMBX NA BB.9 Index	(475,843)	3,164,000	328,740	9/17/58	(500 bp) — Monthly	(149,740)
	CMBX NA BB.9 Index	(408,392)	2,987,000	310,349	9/17/58	(500 bp) — Monthly	(100,531)
	CMBX NA BB.9 Index	(423,229)	2,805,000	291,440	9/17/58	(500 bp) — Monthly	(134,127)
	CMBX NA BB.9 Index	(357,854)	2,484,000	258,088	9/17/58	(500 bp) — Monthly	(101,837)
	CMBX NA BB.9 Index	(217,055)	1,434,000	148,993	9/17/58	(500 bp) — Monthly	(69,257)
	CMBX NA BB.9 Index	(217,055)	1,434,000	148,993	9/17/58	(500 bp) — Monthly	(69,257)
	CMBX NA BBB-.7 Index	(89,903)	1,416,000	38,657	1/17/47	(300 bp) — Monthly	(51,954)

	Upfront premium received	—			Unrealized appreciation		—

	Upfront premium (paid)	(13,119,540)			Unrealized (depreciation)		(4,240,409)

	Total	$(13,119,540)				Total	$(4,240,409)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $919,502,976.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/19
Short-term investments
	Putnam Government Money Market Fund*	$10,000	$—	$—	$154	$10,000

	Total Short-term investments	$10,000	$—	$—	$154	$10,000
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $417,347.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $24,696,515.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $9,655,911.
(FWC)	Forward commitment, in part or in entirety.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $648,768,558 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $39,853,648 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $23,612,986 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $24,696,515 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$27,845,140	$—
Mortgage-backed securities	—	602,774,688	—
Purchased options outstanding	—	1,568,448	—
Purchased swap options outstanding	—	46,658,936	—
U.S. government and agency mortgage obligations	—	1,058,275,637	—
U.S. treasury obligations	—	2,976,549	—
Short-term investments	3,312,000	74,216,565	—

Totals by level	$3,312,000	$1,814,315,963	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$64,674	$—	$—
Written options outstanding	—	(920,554)	—
Written swap options outstanding	—	(36,668,965)	—
Forward premium swap option contracts	—	(2,685,595)	—
TBA sale commitments	—	(207,669,122)	—
Interest rate swap contracts	—	2,071,103	—
Total return swap contracts	—	(241,309)	—
Credit default contracts	—	(22,863,312)	—

Totals by level	$64,674	$(268,977,754)	$—
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$9,480,171	$32,343,483
Interest rate contracts	66,099,475	56,252,737

Total	$75,579,646	$88,596,220
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$600,900,000
Purchased swap option contracts (contract amount)	$2,713,900,000
Written TBA commitment option contracts (contract amount)	$675,300,000
Written swap option contracts (contract amount)	$2,228,600,000
Futures contracts (number of contracts)	900
Centrally cleared interest rate swap contracts (notional)	$2,214,900,000
OTC total return swap contracts (notional)	$207,400,000
Centrally cleared total return swap contracts (notional)	$27,900,000
OTC credit default contracts (notional)	$570,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com